As filed with the Securities and Exchange Commission on May 20, 2014

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 110

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 110

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, 16th Floor

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

(Name and Address of Agent for Service)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 20th day of May, 2014

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/S/ J ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	May 20, 2014

/S/ HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	May 20, 2014

/S/ DONALD O’CONNOR* Donald O’Connor	Trustee	May 20, 2014

/S/ DEWITT F. BOWMAN* DeWitt F. Bowman	Trustee	May 20, 2014

/S/ CECILIA H. HERBERT* Cecilia H. Herbert	Trustee	May 20, 2014

/S/ JULIE ALLECTA* Julie Allecta	Trustee	May 20, 2014

/S/ BARBARA TOLLE Barbara Tolle	Treasurer	May 20, 2014

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase